Consolidated Subsidiaries - Additional Information (Detail) (USD $)	3 Months Ended
Mar. 31, 2013
Field Services
Variable Interest Entity [Line Items]
Percentage of interest by consolidated subsidiaries	100.00%
Water Solutions Holding
Variable Interest Entity [Line Items]
Ownership percentage by parent	60.00%
Date of return of initial capital investment	2013-04
Effective date of ownership percentage	Apr. 01, 2013
Water Solutions Holding | Water Solutions Credit Facility
Variable Interest Entity [Line Items]
Line of Credit Facility, Amount Outstanding	$ 700,000
NorthStar 3 LLC
Variable Interest Entity [Line Items]
Promissory note	$ 4,600,000
Cash available on disposal of well	87.30%
Sand Hills Management | Water Solutions Holding
Variable Interest Entity [Line Items]
Date of Agreement	2009-11
Membership interest	20.00%
Ownership percentage by subsidiary	40.00%
Rex
Variable Interest Entity [Line Items]
Membership interest	80.00%
R.E. Gas Development LLC | NorthStar 3 LLC
Variable Interest Entity [Line Items]
Date of Agreement	2011-08
Membership interest	51.00%
Northstar Water Management | NorthStar 3 LLC
Variable Interest Entity [Line Items]
Date of Agreement	2011-08
Membership interest	49.00%